Contingent Consideration (Tables)	12 Months Ended
Dec. 31, 2022
Contingent Consideration
Schedule of contingent consideration

	December 31,
	2022	2021
Opening balance	54,399	48,969
Change for the year	15,942	4,470
Exchange differences	5,539	960
Net book value	75,880	54,399